Related Party Transactions - Advisory Services Agreement - Viper Energy Partners LP (Details) (Wexford, Advisory Services Agreement [Member], USD $)	0 Months Ended
	Oct. 11, 2012	Jun. 30, 2014 Viper Energy Partners LP [Member]
Related Party Transaction
Advisory Services Agreement, Annual Fee	$ 500,000	$ 500,000
Term of advisory services agreement	2 years	2 years
Renewal term for advisory services agreement		1 year
Minimum period for cancellation of additional one-year periods		10 days
Agreement termination, written notice period	30 days	30 days